UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd             Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 11/30/2016

Item 1	–	Report to Stockholders

NOVEMBER 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Impact Bond Fund
➢	BlackRock Impact U.S. Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	NOVEMBER 30, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and the U.S. dollar strengthened considerably.

Financial markets had a rough start to the year. The strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and the political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

The U.S. presidential election brought another episode of vote-induced volatility in November. Equities fell sharply in response to Donald Trump’s victory, but quickly recovered and rallied. Interest rates moved higher (and bond prices lower) given expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.01%	8.06%
U.S. small cap equities (Russell 2000® Index)	15.37	12.08
International equities (MSCI Europe, Australasia, Far East Index)	(1.25)	(3.66)
Emerging market equities (MSCI Emerging Markets Index)	8.42	8.47
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.32
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(4.11)	(0.09)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.92)	2.17
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.82)	0.48
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.43	12.11
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2016	BlackRock Impact Bond Fund

Investment Objective

BlackRock Impact Bond Fund’s (the “Fund”) investment objective is to provide a combination of income and capital growth.

Overview of the Fund’s Total Investments

Portfolio Composition[1]	11/30/16
Corporate Bonds	59%
U.S. Government Sponsored Agency Securities	41

[1]	Excludes Short-Term Securities.

Credit Quality Allocation[2]	11/30/16
AAA/Aaa[3]	42%
AA/Aa	11
A	21
BBB/Baa	21
BB/Ba	3
B	2
CCC/Caa	—	[4]

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[3]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.

[4]	Representing less than 0.50% of the Fund’s total investments.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 23, 2016	Ending Account Value November 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value August 23, 2016	Ending Account Value November 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$969.30	$1.18	$1,000.00	$1,012.37	$1.20	0.44%
Investor A	$1,000.00	$968.70	$1.87	$1,000.00	$1,011.66	$1.91	0.70%
Investor C	$1,000.00	$966.60	$3.87	$1,000.00	$1,009.63	$3.95	1.45%
Class K	$1,000.00	$969.40	$1.07	$1,000.00	$1,012.48	$1.09	0.40%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 99/365 (to reflect the period from August 23, 2016, the commencement of operations, to November 30, 2016).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	NOVEMBER 30, 2016

Fund Summary as of November 30, 2016	BlackRock Impact U.S. Equity Fund

Investment Objective

BlackRock Impact U.S. Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2016, the Fund’s Institutional, Investor A, Class K Shares outperformed and Investor C Shares performed in line with its benchmark, the Russell 3000® Index (the “Benchmark”).

Investment Process

The Fund will seek to provide total return by investing in a portfolio of equity securities of companies with positive aggregate societal impact outcomes, as determined by the investment adviser using the BlackRock Scientific Active Equity Impact Methodology (as developed for the Fund), compared to the Benchmark, and systematic, quantitative security selection models. The investment process is fundamentally driven with systematic and quantitative implementation based on expected returns.

The principal societal impact outcomes that are currently measured include the following, although they may change at any time:

•

Green Innovation — Companies that demonstrate “green innovation” focus on environmentally sustainable technologies as described by the United Nations Framework Convention on Climate Change and the World Intellectual Property Organization.

•	Corporate Citizenship — “Corporate citizenship” focuses on companies whose employees have a high level of satisfaction working for their employers.

•

High Impact Disease Research — Companies that work on “high impact disease research” are companies that are researching treatments for diseases with the highest potential for global impact, measured by the number of lives affected due to potential reduction in early mortality and disability.

•

Ethics Controversies — “Ethics controversies” reflect factors such as misuse of company funds, falsification of company records and other illegal activities, as well as factors in the areas of diversity, labor rights, health and safety, and the environment.

•	Litigation — “Litigation” reflects the presence of lawsuits and/or labor issues at a company.

What factors influenced performance?

•	The Fund implemented its strategy of investing in a portfolio of companies that the investment adviser believes carry the potential in the aggregate to promote positive societal outcomes.

•

Leading contributors to the Fund’s performance relative to the benchmark, which can reflect both overweight and underweight positions, included Texas Instruments, Inc. (information technology), Applied Materials, Inc. (information technology), Illinois Toolworks, Inc. (industrials), The Coca Cola Company (consumer staples), and Wintrust Financial Corp. (financials).

•

Conversely, the leading detractors from performance, which also can reflect overweight and underweight positions, included Medtronic (healthcare), The Clorox Company (consumer staples), Monster Beverage Corp. (consumer staples), Welltower Inc. (real estate), and Dr. Pepper Snapple Group Inc. (consumer staples).

Describe recent portfolio activity.

•

During the six-month period, Fund holdings were regularly and systematically assessed against their alpha forecast (outperformance versus the benchmark) and impact outcome forecasts, and rebalances were implemented weekly after adjusting for transaction costs and risks. No material changes were implemented during the reporting period.

Describe portfolio positioning at period end.

•

As of November 30, 2016, the Fund held overweight positions in the utilities, consumer staples, information technology, real estate, materials, and health care sectors, and was underweight in financials, industrials, telecommunication services, energy and consumer discretionary. The Fund was invested in more than 500 public U.S. listed equities.

•

The Fund maintained an equity portfolio designed to reflect higher exposure to positive societal impact than the benchmark with respect to the following outcomes: High Impact Disease Research, Corporate Citizenship, and Green Innovation. The Fund had lower-than-benchmark exposure to the following negative outcomes: Ethics Controversies and Litigation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	NOVEMBER 30, 2016	5

BlackRock Impact U.S. Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in U.S. equity securities.

[3]	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2016

		Average Annual Total Returns[5]
		1-Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.44%	8.55%	N/A	11.55%	N/A
Investor A	7.28	8.35	2.66%	11.28	6.20%
Investor C	6.96	7.60	6.60	10.52	10.52
Class K	7.44	8.58	N/A	11.58	N/A
Russell 3000® Index	6.93	8.31	N/A	11.60	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on October 5, 2015.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,074.40	$3.22	$1,000.00	$1,021.96	$3.14	0.62%
Investor A	$1,000.00	$1,072.80	$4.68	$1,000.00	$1,020.56	$4.56	0.90%
Investor C	$1,000.00	$1,069.60	$8.46	$1,000.00	$1,016.90	$8.24	1.63%
Class K	$1,000.00	$1,074.40	$3.12	$1,000.00	$1,022.06	$3.04	0.60%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

6	BLACKROCK FUNDS	NOVEMBER 30, 2016

BlackRock Impact U.S. Equity Fund

Portfolio Information as of November 30, 2016

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	3%
Microsoft Corp.	3
General Electric Co.	2
Procter & Gamble Co.	2
JPMorgan Chase & Co.	2
Amazon.com, Inc.	1
Medtronic PLC	1
Johnson & Johnson	1
Texas Instruments, Inc.	1
Citigroup, Inc.	1

Sector Allocation	Percent of Net Assets
Information Technology	20%
Financials	14
Health Care	13
Consumer Discretionary	12
Industrials	10
Consumer Staples	9
Energy	7
Real Estate	4
Materials	4
Utilities	4
Telecommunication Services	2
Short-Terms Securities	1

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. For Impact U.S. Equity Fund, prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for Impact Bond Fund and 5.25% for Impact U.S. Equity Fund, respectively, and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on August 23, 2016 (commencement of operations) and held through November 30, 2016 for BlackRock Impact Bond Fund and are based on a hypothetical investment of $1,000 invested on June 1, 2016 and held through November 30, 2016 for BlackRock Impact U.S. Equity Fund) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Boeing Co., 6.00%, 3/15/19	$40	$43,761
Bombardier, Inc., 5.75%, 3/15/22 (a)	25	21,875
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)	25	25,000
Embraer SA, 5.15%, 6/15/22	40	40,800
TransDigm, Inc., 6.38%, 6/15/26 (a)	25	25,438

		156,874
Auto Components — 0.4%
Toyota Motor Credit Corp., 1.45%, 1/12/18	80	79,992
Banks — 12.9%
Bank of Montreal:
1.40%, 9/11/17	50	50,033
1.45%, 4/09/18	50	49,924
1.40%, 4/10/18	80	79,815
1.50%, 7/18/19	80	78,963
Bank of Nova Scotia:
2.05%, 10/30/18	100	100,526
1.65%, 6/14/19	125	123,737
4.38%, 1/13/21	50	53,632
Boston Properties LP, 5.63%, 11/15/20	100	110,572
Canadian Imperial Bank of Commerce, 1.60%, 9/06/19	50	49,460
CIT Group, Inc., 5.50%, 2/15/19 (a)	25	26,391
Compass Bank, 6.40%, 10/01/17	100	103,295
Cooperatieve Rabobank UA, 4.50%, 1/11/21	100	107,746
Credit Suisse, New York, 5.40%, 1/14/20	80	85,321
Fifth Third Bancorp, 4.30%, 1/16/24	50	51,853
HSBC Finance Corp., 6.68%, 1/15/21	45	50,558
HSBC USA, Inc., 3.50%, 6/23/24	100	100,458
Huntington Bancshares, Inc., 2.60%, 8/02/18	100	100,964
KeyCorp, 5.10%, 3/24/21	100	109,638
Royal Bank of Canada:
1.40%, 10/13/17	50	50,019
1.80%, 7/30/18	100	100,091
2.15%, 3/15/19	110	110,453
1.50%, 7/29/19	30	29,603
Santander Holdings USA, Inc., 2.70%, 5/24/19	100	99,892
Santander UK PLC, 2.50%, 3/14/19	80	80,400
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	80	77,495
SVB Financial Group, 3.50%, 1/29/25	50	48,214
Toronto-Dominion Bank:
1.40%, 4/30/18	80	79,815
1.45%, 9/06/18	50	49,790
2.63%, 9/10/18	100	101,622
U.S. Bancorp, 2.20%, 4/25/19	80	80,663
Wells Fargo & Co.:
3.45%, 2/13/23	25	24,953
3.00%, 4/22/26	50	47,975
Westpac Banking Corp., 1.55%, 5/25/18	80	79,829

		2,493,700
Beverages — 0.1%
Ball Corp., 5.25%, 7/01/25	25	26,016
Biotechnology — 0.5%
Genzyme Corp., 5.00%, 6/15/20	80	87,566
Cable Television Services — 0.2%
Motorola Solutions, Inc., 7.50%, 5/15/25	25	29,230

Corporate Bonds	Par (000)	Value
Capital Markets — 4.4%
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	$75	$75,793
5.38%, 3/15/20	75	81,497
3.63%, 1/22/23	50	51,197
4.25%, 10/21/25	25	25,376
3.75%, 2/25/26	25	25,160
Morgan Stanley:
1.88%, 1/05/18	100	100,088
2.20%, 12/07/18	50	50,229
2.38%, 7/23/19	100	100,371
4.88%, 11/01/22	50	53,808
3.88%, 1/27/26	75	75,994
Northern Trust Corp., 3.45%, 11/04/20	100	103,959
State Street Corp., 1.95%, 5/19/21	100	98,039

		841,511
Chemicals — 1.5%
Albemarle Corp., 4.15%, 12/01/24	50	51,458
Dow Chemical Co., 8.55%, 5/15/19	80	91,916
Sherwin-Williams Co., 1.35%, 12/15/17	100	99,990
Valspar Corp., 3.30%, 2/01/25	50	47,998

		291,362
Commercial Services & Supplies — 0.4%
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (a)	25	24,563
Novant Health, Inc., 5.85%, 11/01/19	50	55,410

		79,973
Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (a)	25	21,781
Juniper Networks, Inc., 4.35%, 6/15/25	25	25,093
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	25	26,000

		72,874
Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 4/15/24 (a)	25	25,562
Consumer Finance — 2.0%
American Express Co.:
7.00%, 3/19/18	25	26,653
3.63%, 12/05/24	25	25,015
Automatic Data Processing, Inc., 2.25%, 9/15/20	80	80,334
Capital One Financial Corp., 2.45%, 4/24/19	80	80,598
Discover Financial Services:
5.20%, 4/27/22	50	53,921
3.75%, 3/04/25	25	24,276
Navient Corp., 5.88%, 10/25/24	25	23,125
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	25	25,438
Synchrony Financial, 4.25%, 8/15/24	50	50,804

		390,164
Containers & Packaging — 0.4%
International Paper Co., 3.80%, 1/15/26	50	50,494
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	25	26,390

		76,884
Diversified Consumer Services — 0.1%
ADT Corp., 6.25%, 10/15/21	25	26,937
Diversified Financial Services — 7.9%
Ally Financial, Inc., 4.25%, 4/15/21	25	24,688

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp., 5.63%, 7/01/20	$50	$55,087
Citigroup, Inc.:
2.70%, 3/30/21	75	74,908
3.70%, 1/12/26	50	49,901
Ford Motor Credit Co. LLC, 2.46%, 3/27/20	200	197,257
FS Investment Corp., 4.00%, 7/15/19	50	50,440
General Motors Financial Co., Inc.:
3.50%, 7/10/19	50	50,844
5.25%, 3/01/26	50	52,229
HRG Group, Inc., 7.75%, 1/15/22	25	25,937
HSBC Holdings PLC, 5.10%, 4/05/21	100	107,976
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	101,052
International Lease Finance Corp., 3.88%, 4/15/18	100	101,950
John Deere Capital Corp.:
1.55%, 12/15/17	100	100,375
1.35%, 1/16/18	80	79,951
1.95%, 1/08/19	50	50,161
JPMorgan Chase & Co.:
6.30%, 4/23/19	40	43,898
4.25%, 10/15/20	80	84,941
3.88%, 9/10/24	70	70,834
Morgan Stanley, 2.13%, 4/25/18	100	100,318
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21	25	25,062
PACCAR Financial Corp., 1.40%, 5/18/18	50	49,990
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	25	25,904

		1,523,703
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
2.38%, 11/27/18	50	50,364
4.13%, 2/17/26	50	50,364
CenturyLink, Inc., Series Y, 7.50%, 4/01/24	25	25,810
Frontier Communications Corp., 11.00%, 9/15/25	25	25,063
Verizon Communications, Inc.:
4.50%, 9/15/20	50	53,523
4.15%, 3/15/24	50	52,426

		257,550
Electric Utilities — 3.7%
Ameren Corp., 2.70%, 11/15/20	100	100,814
Black Hills Corp., 4.25%, 11/30/23	20	21,056
CenterPoint Energy Houston Electric LLC, 1.85%, 6/01/21	100	98,150
Commonwealth Edison Co., 3.40%, 9/01/21	50	52,098
Consolidated Edison, Inc., 2.00%, 5/15/21	125	122,362
NV Energy, Inc., 6.25%, 11/15/20	80	90,865
Pacific Gas & Electric Co., 4.25%, 5/15/21	50	53,455
Public Service Electric & Gas Co., 2.00%, 8/15/19	80	80,536
Talen Energy Supply LLC, 4.63%, 7/15/19 (a)	100	95,125

		714,461
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	41,720
Energy Equipment & Services — 0.1%
Weatherford International, Ltd., 8.25%, 6/15/23	25	24,375
Food & Staples Retailing — 1.5%
Costco Wholesale Corp., 1.70%, 12/15/19	80	80,060
JM Smucker Co., 1.75%, 3/15/18	75	75,137

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (continued)
Sysco Corp.:
1.90%, 4/01/19	$75	$74,772
2.60%, 6/12/22	50	49,541

		279,510
Food Products — 1.9%
Hershey Co., 4.13%, 12/01/20	75	80,204
Kellogg Co., 3.25%, 4/01/26	50	48,671
Kraft Heinz Foods Co., 5.38%, 2/10/20	50	54,151
Post Holdings, Inc., 5.00%, 8/15/26 (a)	25	23,656
Tyson Foods, Inc., 4.50%, 6/15/22	50	53,635
Unilever Capital Corp., 2.20%, 3/06/19	100	101,021

		361,338
Forest Products — 0.4%
Bunge, Ltd. Finance Corp., 3.50%, 11/24/20	80	81,437
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co., 2.68%, 12/15/19	75	76,344
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,517
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)	25	26,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (a)	25	22,625
Medtronic, Inc., 5.60%, 3/15/19	80	86,682
St. Jude Medical, Inc., 3.88%, 9/15/25	70	70,522
Zimmer Holdings, Inc., 2.00%, 4/01/18	75	75,036

		388,101
Health Care Providers & Services — 1.6%
Aetna, Inc.:
1.90%, 6/07/19	80	79,634
3.20%, 6/15/26	40	39,142
Centene Corp., 5.63%, 2/15/21	25	25,750
HCA, Inc., 5.25%, 6/15/26	25	25,027
Humana, Inc., 7.20%, 6/15/18	80	86,599
Kindred Healthcare, Inc., 8.75%, 1/15/23	25	22,250
Tenet Healthcare Corp., 6.25%, 11/01/18	25	26,063

		304,465
Household Durables — 0.1%
PulteGroup, Inc., 5.00%, 1/15/27	25	23,531
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 6.00%, 5/15/26	25	24,562
Industrial Conglomerates — 0.9%
General Electric Co.:
2.10%, 12/11/19	100	100,586
3.45%, 5/15/24	75	77,499

		178,085
Insurance — 2.7%
Aflac, Inc., 2.40%, 3/16/20	100	100,539
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	80	79,964
Markel Corp., 4.90%, 7/01/22	70	75,448
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23	50	50,719
3.50%, 3/10/25	50	50,504
MetLife, Inc.:
7.72%, 2/15/19	80	89,859
Series D, 4.37%, 9/15/23	70	75,552

		522,585

See Notes to Financial Statements.

10	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Internet Software & Services — 0.6%
Alphabet, Inc., 3.63%, 5/19/21	$75	$79,535
Equinix, Inc., 5.88%, 1/15/26	25	25,938

		105,473
IT Services — 0.5%
Xerox Corp., 2.75%, 9/01/20	100	98,008
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	80	85,755
Machinery — 0.6%
CNH Industrial Capital LLC, 4.88%, 4/01/21	25	25,750
Illinois Tool Works, Inc., 6.25%, 4/01/19	80	87,967

		113,717
Media — 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/01/24 (a)	25	26,469
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)	25	24,625
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20 (a)	80	81,650
CSC Holdings LLC, 8.63%, 2/15/19	25	27,562
DISH DBS Corp., 7.75%, 7/01/26	25	27,594
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	18,219
Omnicom Group, Inc., 4.45%, 8/15/20	100	106,569
Thomson Reuters Corp., 4.30%, 11/23/23	100	104,750
Walt Disney Co.:
1.65%, 1/08/19	80	80,190
0.88%, 7/12/19	80	78,467

		576,095
Metals & Mining — 1.0%
Alcoa, Inc., 5.13%, 10/01/24	25	25,500
Goldcorp, Inc., 3.63%, 6/09/21	80	81,537
Nucor Corp., 5.85%, 6/01/18	80	84,756

		191,793
Multi-Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 8/20/26	25	24,867
Oil, Gas & Consumable Fuels — 3.7%
BP Capital Markets PLC, 3.56%, 11/01/21	70	72,859
Buckeye Partners LP, 4.88%, 2/01/21	80	84,907
Canadian Natural Resources Ltd., 3.90%, 2/01/25	40	39,305
Chevron Corp.:
1.56%, 5/16/19	80	79,524
3.19%, 6/24/23	70	71,378
Concho Resources, Inc., 5.50%, 4/01/23	25	25,704
DCP Midstream Operating LP, 3.88%, 3/15/23	25	23,988
Enbridge, Inc., 4.00%, 10/01/23	40	40,142
Energy Transfer Partners LP, 4.75%, 1/15/26	50	50,373
Occidental Petroleum Corp., 3.40%, 4/15/26	25	24,980
ONEOK Partners LP, 3.38%, 10/01/22	70	69,700
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)	25	26,500
Permian Resources LLC, 13.00%, 11/30/20 (a)	25	29,000
Shell International Finance BV, 1.38%, 5/10/19	80	79,032

		717,392

Corporate Bonds	Par (000)	Value
Personal Products — 0.4%
Procter & Gamble Co., 1.90%, 11/01/19	$80	$80,589
Pharmaceuticals — 4.3%
AstraZeneca PLC:
1.75%, 11/16/18	125	125,048
3.38%, 11/16/25	50	49,792
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	100	105,667
Johnson & Johnson:
1.13%, 3/01/19	80	79,329
3.55%, 5/15/21	80	84,649
Novartis Securities Investment, Ltd., 5.13%, 2/10/19	80	85,730
Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	150	148,539
Wyeth LLC, 6.45%, 2/01/24	70	85,787
Zoetis, Inc., 3.25%, 2/01/23	70	69,407

		833,948
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 9/12/22	25	25,912
Real Estate — 0.4%
Prologis LP, 3.75%, 11/01/25	75	77,191
Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.:
4.50%, 1/15/18	80	82,271
2.80%, 6/01/20	50	50,238
Camden Property Trust, 2.95%, 12/15/22	20	19,658
HCP, Inc.:
3.75%, 2/01/19	80	82,223
5.38%, 2/01/21	80	87,618
Kilroy Realty LP, 3.80%, 1/15/23	20	20,128
Realty Income Corp., 2.00%, 1/31/18	75	75,248
Welltower, Inc., 4.13%, 4/01/19	80	83,096

		500,480
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	86,192
Semiconductors & Semiconductor Equipment — 0.8%
Seagate HDD Cayman, 3.75%, 11/15/18	50	51,063
Texas Instruments, Inc., 1.85%, 5/15/22	100	96,152

		147,215
Software — 1.1%
Autodesk, Inc., 4.38%, 6/15/25	25	25,722
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)	25	22,500
Microsoft Corp., 1.30%, 11/03/18	80	79,885
Oracle Corp., 2.25%, 10/08/19	80	80,952

		209,059
Specialty Retail — 1.8%
Best Buy Co., Inc.:
5.00%, 8/01/18	50	52,397
5.50%, 3/15/21	80	87,654
Coach, Inc., 4.25%, 4/01/25	40	39,934
Home Depot, Inc., 2.00%, 6/15/19	80	80,851
L Brands, Inc., 8.50%, 6/15/19	25	28,719
QVC, Inc., 5.13%, 7/02/22	50	51,114

		340,669
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc., 2.85%, 2/23/23	50	50,125

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a):
3.48%, 6/01/19	$100	$101,856
5.45%, 6/15/23	25	26,077
EMC Corp.:
1.88%, 6/01/18	75	73,903
2.65%, 6/01/20	50	47,944
Hewlett Packard Enterprise Co., 3.10%, 10/05/18 (a)	75	76,102

		376,007
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25	25	24,937
Wireless Telecommunication Services — 1.5%
Crown Castle International Corp.:
3.40%, 2/15/21	80	81,382
5.25%, 1/15/23	50	54,353
SBA Communications Corp., 4.88%, 7/15/22	25	25,021
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	25	27,469
Sprint Corp., 7.63%, 2/15/25	25	25,406
T-Mobile USA, Inc., 6.00%, 4/15/24	25	26,250
Weyerhaeuser Co., 4.63%, 9/15/23	50	53,801

		293,682
Total Corporate Bonds — 74.2%		14,313,049

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 52.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/01/46 (b)	150	149,414
3.50%, 12/01/46 (b)	1,086	1,115,108
4.00%, 12/01/31 - 4/01/46 (b)	1,557	1,643,977
4.50%, 12/01/31 - 12/01/46 (b)	1,420	1,529,493
5.00%, 6/01/39 - 3/01/41	1,114	1,233,796
5.50%, 12/01/46 (b)	400	446,502

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (b):
3.00%, 12/01/46	$465	$462,929
3.50%, 12/01/46	815	836,553
4.00%, 12/01/46	325	341,967
4.50%, 12/01/46	475	511,989
Ginnie Mae Mortgage-Backed Securities (b):
3.50%, 12/01/46	775	806,908
4.00%, 12/01/46	525	556,705
4.50%, 12/01/46	400	428,555
Total U.S. Government Sponsored Agency Securities — 52.1%		10,063,896
Total Long-Term Investments (Cost — $24,871,196) — 126.3%		24,376,945

Short-Term Securities — 11.0%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (c)(d)	2,127,852	2,127,852
Total Short-Term Securities (Cost — $2,127,852) — 11.0%		2,127,852
Total Investments (Cost — $26,999,048) — 137.3%		26,504,797
Liabilities in Excess of Other Assets — (37.3)%		(7,196,856)

Net Assets — 100.0%		$19,307,941

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America N.A.	$341,967	$(5,427)
Barclays Capital, Inc.	$1,529,494	$(18,805)
BNP Paribas Securities Corp.	$224,717	$(3,339)
Citigroup Global Markets, Inc.	$950,773	$(4,689)
Credit Suisse Securities (USA) LLC	$2,531,330	$(39,988)
Goldman Sachs & Co.	$19,922	$(629)
J.P. Morgan Securities LLC	$447,704	$(2,049)
Mizuho Securities USA, Inc.	$102,770	$(605)
Morgan Stanley & Co. LLC	$144,376	$(4,569)
Nomura Securities International, Inc.	$836,553	$(17,796)
RBC Capital Markets, LLC	$159,287	$(5,063)

See Notes to Financial Statements.

12	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Impact Bond Fund

(c)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,127,852	2,127,852	$2,127,852	$1,334
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	853
Total			$2,127,852	$2,187

(d)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3)	2-Year U.S. Treasury Note	March 2017	$	650,438	$371
9	5-Year U.S. Treasury Note	March 2017	$	1,060,594	(2,107)
5	10-Year U.S. Treasury Note	March 2017	$	622,578	(1,937)
1	10-Year U.S. Ultra Long Treasury Note	March 2017	$	134,438	(658)
(2)	Long U.S. Treasury Bond	March 2017	$	302,563	1,263
6	Ultra Long U.S. Treasury Bond	March 2017	$	968,438	(2,026)
Total					$(5,094)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$1,634	—	$1,634
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$6,728	—	$6,728

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended November 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(180,053)	—	$(180,053)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(5,094)	—	$(5,094)

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	13

Schedule of Investments (concluded)	BlackRock Impact Bond Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,988,914
Average notional value of contracts — short	$541,961

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$24,376,945	—	$24,376,945
Short-Term Securities	$2,127,852	—	—	2,127,852

Total	$2,127,852	$24,376,945	—	$26,504,797

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,634	—	—	$1,634
Liabilities:
Interest rate contracts	(6,728)	—	—	(6,728)

Total	$(5,094)	—	—	$(5,094)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for futures contracts of $41,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co.	643	$96,810
HEICO Corp., Class A	37	2,486
Northrop Grumman Corp.	168	41,941
Raytheon Co.	308	46,058
Rockwell Collins, Inc.	120	11,127
United Technologies Corp.	797	85,853

		284,275
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A (a)	424	18,168
XPO Logistics, Inc. (a)	119	5,299

		23,467
Airlines — 0.7%
Delta Air Lines, Inc.	428	20,621
Hawaiian Holdings, Inc. (a)	196	10,065
SkyWest, Inc.	281	10,355
United Continental Holdings, Inc. (a)	1,754	120,938

		161,979
Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	337	5,277
BorgWarner, Inc.	91	3,240
Lear Corp.	53	6,864
Tenneco, Inc. (a)	718	42,326

		57,707
Automobiles — 0.6%
Ford Motor Co.	11,650	139,334
Banks — 7.2%
Ameris Bancorp	151	6,772
Bank of America Corp.	9,247	195,297
Bank of Hawaii Corp.	632	52,690
Banner Corp.	430	22,416
Chemical Financial Corp.	308	15,979
CIT Group, Inc.	491	20,057
Citigroup, Inc.	4,607	259,789
Citizens Financial Group, Inc.	1,743	58,408
CoBiz Financial, Inc.	360	5,447
Enterprise Financial Services Corp.	324	12,442
FCB Financial Holdings, Inc., Class A (a)	278	12,301
First Horizon National Corp.	332	6,335
First Interstate Bancsystem, Inc.	1,284	48,471
First Merchants Corp.	100	3,433
First Republic Bank	611	50,041
Glacier Bancorp, Inc.	996	34,163
JPMorgan Chase & Co.	5,276	422,977
MutualFirst Financial, Inc.	176	5,236
Sandy Spring Bancorp, Inc.	96	3,494
SVB Financial Group (a)	94	14,855
United Community Banks, Inc.	2,269	61,671
Webster Financial Corp.	1,066	52,884
Wells Fargo & Co.	4,760	251,899
Wintrust Financial Corp.	1,842	121,277

		1,738,334
Beverages — 2.2%
Coca-Cola European Partners PLC	1,037	33,661
Dr. Pepper Snapple Group, Inc.	2,529	219,366
Monster Beverage Corp. (a)	3,243	145,124
PepsiCo, Inc.	1,236	123,724

Common Stocks	Shares	Value
Beverages (continued)
Primo Water Corp. (a)	669	$8,603

		530,478
Biotechnology — 3.5%
AbbVie, Inc.	2,307	140,266
Alder Biopharmaceuticals, Inc. (a)	244	5,746
Alkermes PLC (a)	51	2,898
AMAG Pharmaceuticals, Inc. (a)	284	9,429
Amgen, Inc.	645	92,925
Biogen, Inc. (a)	326	95,867
Celgene Corp. (a)	1,078	127,754
Exelixis, Inc. (a)	1,488	25,177
FibroGen, Inc. (a)	228	5,050
Gilead Sciences, Inc.	1,925	141,872
Halozyme Therapeutics, Inc. (a)	2,158	25,486
Incyte Corp. (a)	401	41,018
Innoviva, Inc. (a)	2,308	23,865
Kindred Biosciences, Inc. (a)	1,062	4,514
Puma Biotechnology, Inc. (a)	265	11,408
Regeneron Pharmaceuticals, Inc. (a)	166	62,954
Rigel Pharmaceuticals, Inc. (a)	2,669	6,939
Sangamo Biosciences, Inc. (a)	1,094	3,501
Seattle Genetics, Inc. (a)	65	4,213
United Therapeutics Corp. (a)	22	2,763
Vertex Pharmaceuticals, Inc. (a)	59	4,815

		838,460
Building Products — 0.0%
Owens Corning	78	4,008
Capital Markets — 1.7%
Ameriprise Financial, Inc.	536	61,217
Charles Schwab Corp.	537	20,760
CME Group, Inc.	563	63,568
Donnelley Financial Solutions, Inc. (a)	579	11,042
Evercore Partners, Inc., Class A	1,599	107,773
Franklin Resources, Inc.	1,399	54,925
Houlihan Lokey, Inc.	715	20,370
Invesco Ltd.	1,199	37,541
Janus Capital Group, Inc.	147	1,984
Piper Jaffray Cos. (a)	116	8,462
T. Rowe Price Group, Inc.	262	19,404

		407,046
Chemicals — 2.7%
Chemtura Corp. (a)	64	2,109
Dow Chemical Co.	4,635	258,262
Ecolab, Inc.	1,919	224,005
FMC Corp.	474	26,601
Monsanto Co.	147	15,098
Stepan Co.	502	40,747
Trinseo SA	392	22,952
Valspar Corp.	78	7,963
WR Grace & Co.	767	50,054

		647,791
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	1,495	65,780
ACCO Brands Corp. (a)	4,365	54,344
InnerWorkings, Inc. (a)	275	2,544
Knoll, Inc.	438	11,612

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	5,331	$82,897
Tetra Tech, Inc.	932	39,936

		257,113
Communications Equipment — 1.2%
Ciena Corp. (a)	1,046	22,437
Cisco Systems, Inc.	6,743	201,076
CommScope Holding Co., Inc. (a)	233	8,383
Harris Corp.	114	11,806
Ubiquiti Networks, Inc. (a)	678	37,941

		281,643
Construction & Engineering — 0.1%
MasTec, Inc. (a)	426	16,167
Construction Materials — 0.2%
Vulcan Materials Co.	342	42,972
Consumer Finance — 1.2%
Ally Financial, Inc.	357	6,933
American Express Co.	1,013	72,977
Capital One Financial Corp.	1,315	110,513
Credit Acceptance Corp. (a)	37	7,098
Discover Financial Services	324	21,957
Enova International, Inc. (a)	679	7,910
Synchrony Financial	1,948	67,323

		294,711
Containers & Packaging — 0.2%
Avery Dennison Corp.	196	14,124
Bemis Co., Inc.	626	31,344

		45,468
Diversified Consumer Services — 0.1%
Regis Corp. (a)	1,635	22,072
ServiceMaster Global Holdings, Inc. (a)	113	4,319

		26,391
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B (a)	1,447	227,816
Intercontinental Exchange, Inc.	110	6,094
MarketAxess Holdings, Inc.	30	4,973
Voya Financial, Inc.	72	2,798

		241,681
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	3,654	141,154
Cogent Communications Group, Inc.	60	2,247
IDT Corp., Class B	948	20,069
Verizon Communications, Inc.	2,276	113,572
Zayo Group Holdings, Inc. (a)	163	5,624

		282,666
Electric Utilities — 0.9%
NextEra Energy, Inc.	1,925	219,893
Electrical Equipment — 0.5%
Eaton Corp. PLC	321	21,350
Emerson Electric Co.	1,990	112,315

		133,665
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	914	21,964
Ingram Micro, Inc., Class A	148	5,541

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	566	$66,171

		93,676
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	1,332	85,688
Diamond Offshore Drilling, Inc.	389	7,025
Ensco PLC, Class A	4,972	48,029
Helix Energy Solutions Group, Inc. (a)	584	6,103
Mammoth Energy Services, Inc. (a)	584	9,362
Matrix Service Co. (a)	349	7,277
Noble Corp. PLC	735	4,572
Schlumberger Ltd.	1,178	99,011
Superior Energy Services, Inc.	334	5,758
Unit Corp. (a)	693	16,840
Weatherford International PLC (a)	586	2,994

		292,659
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	903	135,549
CVS Health Corp.	1,731	133,097
Kroger Co.	708	22,868
Performance Food Group Co. (a)	633	13,356
U.S. Foods Holding Corp. (a)	84	1,920
Wal-Mart Stores, Inc.	2,080	146,495
Walgreens Boots Alliance, Inc.	385	32,621

		485,906
Food Products — 1.6%
Archer-Daniels-Midland Co.	3,314	143,264
B&G Foods, Inc.	146	6,249
Cal-Maine Foods, Inc. (b)	583	23,728
Dean Foods Co.	340	6,752
J.M. Smucker Co.	532	67,006
Lancaster Colony Corp.	328	44,447
McCormick & Co., Inc.	387	35,295
Pinnacle Foods, Inc.	265	13,133
Post Holdings, Inc. (a)	361	27,555
WhiteWave Foods Co. (a)	226	12,450

		379,879
Gas Utilities — 0.7%
Southwest Gas Corp.	2,356	174,650
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc. (a)	534	49,689
Anika Therapeutics, Inc. (a)	407	18,991
Baxter International, Inc.	100	4,437
Boston Scientific Corp. (a)	3,401	69,584
Cantel Medical Corp.	235	19,169
Cutera, Inc. (a)	533	8,715
Edwards Lifesciences Corp. (a)	262	21,707
Hologic, Inc. (a)	2,439	93,365
Medtronic PLC	4,146	302,699
NxStage Medical, Inc. (a)	420	10,382
St. Jude Medical, Inc.	289	22,889

		621,627
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	514	40,087
Anthem, Inc.	406	57,867
Cardinal Health, Inc.	1,521	108,006
Express Scripts Holding Co. (a)	44	3,339

See Notes to Financial Statements.

16	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc. (a)	142	$21,152
Humana, Inc.	203	43,166
McKesson Corp.	254	36,528
UnitedHealth Group, Inc.	1,214	192,200
VCA, Inc. (a)	1,255	78,563

		580,908
Hotels, Restaurants & Leisure — 1.3%
Aramark	195	6,710
Brinker International, Inc.	561	29,795
Cheesecake Factory, Inc.	774	45,797
Domino’s Pizza, Inc.	92	15,459
J Alexander’s Holdings, Inc. (a)	1,454	13,813
Marriott International, Inc., Class A	1	79
Papa John’s International, Inc.	77	6,804
Ruth’s Hospitality Group, Inc.	1,006	17,102
Texas Roadhouse, Inc.	920	43,139
Vail Resorts, Inc.	742	117,533
Yum China Holdings, Inc. (a)	718	20,190

		316,421
Household Durables — 0.6%
Harman International Industries, Inc.	57	6,234
iRobot Corp. (a)	940	53,580
Whirlpool Corp.	548	89,017

		148,831
Household Products — 2.8%
Clorox Co.	1,369	158,202
Kimberly-Clark Corp.	700	80,927
Procter & Gamble Co.	5,286	435,883

		675,012
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc.	2,557	28,996
Ormat Technologies, Inc.	820	39,221

		68,217
Industrial Conglomerates — 2.3%
Danaher Corp.	760	59,409
General Electric Co.	16,549	509,047

		568,456
Insurance — 3.1%
Aflac, Inc.	767	54,749
Allstate Corp.	632	44,189
Argo Group International Holdings Ltd.	917	58,184
Assured Guaranty Ltd.	291	10,406
CNO Financial Group, Inc.	492	8,807
Endurance Specialty Holdings Ltd.	65	5,993
First American Financial Corp.	253	9,548
FNF Group	486	15,523
Hanover Insurance Group, Inc.	1,158	100,271
Loews Corp.	883	39,426
Marsh & McLennan Cos., Inc.	961	66,607
MetLife, Inc.	1,003	55,175
Progressive Corp.	724	24,109
Prudential Financial, Inc.	922	92,753
Reinsurance Group of America, Inc.	681	83,116
Selective Insurance Group, Inc.	55	2,261
Travelers Cos., Inc.	683	77,418
United Insurance Holdings Corp.	162	2,200

Common Stocks	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	91	$5,623

		756,358
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc. (a)	429	321,994
Expedia, Inc.	191	23,694
Liberty Interactive Corp QVC Group, Series A (a)	1,754	36,325
Liberty TripAdvisor Holdings, Inc., Series A (a)	240	3,852
Netflix, Inc. (a)	547	63,999
Priceline Group, Inc. (a)	19	28,570

		478,434
Internet Software & Services — 3.2%
Alphabet, Inc., Class A (a)	262	203,281
Alphabet, Inc., Class C (a)	308	233,476
EarthLink Holdings Corp.	3,467	18,306
Facebook, Inc., Class A (a)	1,839	217,774
j2 Global, Inc.	286	21,024
LogMeIn, Inc.	452	45,584
VeriSign, Inc. (a)	373	29,411
Wix.com Ltd. (a)	171	8,465
XO Group, Inc. (a)	311	5,747
Yandex NV, Class A (a)	109	2,072

		785,140
IT Services — 3.8%
Accenture PLC, Class A	1,189	142,002
Alliance Data Systems Corp.	95	21,734
Amdocs Ltd.	465	27,421
Automatic Data Processing, Inc.	1,112	106,774
Booz Allen Hamilton Holding Corp.	1,887	71,347
CSG Systems International, Inc.	472	21,004
CSRA, Inc.	184	5,890
Euronet Worldwide, Inc. (a)	772	55,368
Fidelity National Information Services, Inc.	260	20,069
First Data Corp., Class A (a)	583	8,494
Fiserv, Inc. (a)	906	94,786
Forrester Research, Inc.	1,679	68,671
Gartner, Inc. (a)	257	26,425
Hackett Group, Inc.	2,435	43,246
International Business Machines Corp.	459	74,459
Paychex, Inc.	1,882	110,944
PayPal Holdings, Inc. (a)	763	29,971
Vantiv, Inc., Class A (a)	67	3,781

		932,386
Leisure Products — 0.9%
Brunswick Corp.	2,889	144,797
Callaway Golf Co.	2,797	33,983
Hasbro, Inc.	507	43,293

		222,073
Life Sciences Tools & Services — 0.3%
Medpace Holdings, Inc. (a)	134	4,781
NanoString Technologies, Inc. (a)	935	20,570
PRA Health Sciences, Inc. (a)	614	32,984
Waters Corp. (a)	123	16,552

		74,887
Machinery — 3.3%
Briggs & Stratton Corp.	249	5,159
Caterpillar, Inc.	614	58,674

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Machinery (continued)
Cummins, Inc.	234	$33,177
Deere & Co.	697	69,839
Illinois Tool Works, Inc.	2,058	257,620
Ingersoll-Rand PLC	3,177	236,814
Joy Global, Inc.	97	2,719
Mueller Water Products, Inc., Series A	481	6,364
Oshkosh Corp.	121	8,470
PACCAR, Inc.	2,134	132,628

		811,464
Media — 3.2%
AMC Networks, Inc., Class A (a)	1,026	56,687
CBS Corp., Class B	1,643	99,763
Comcast Corp., Class A	1,740	120,947
Discovery Communications, Inc., Class A (a)	847	22,945
Discovery Communications, Inc., Class C (a)	243	6,425
Entercom Communications Corp., Class A	495	7,524
Gray Television, Inc. (a)	533	5,383
New Media Investment Group, Inc.	346	5,315
Omnicom Group, Inc.	740	64,336
Scripps Networks Interactive, Inc., Class A	431	29,851
Time Warner, Inc.	1,610	147,830
Walt Disney Co.	2,132	211,324

		778,330
Metals & Mining — 0.6%
Arconic, Inc.	286	5,514
Freeport-McMoRan, Inc.	2,436	37,393
Hecla Mining Co.	718	4,365
Royal Gold, Inc.	143	9,959
Schnitzer Steel Industries, Inc., Class A	290	8,091
Steel Dynamics, Inc.	475	16,853
Worthington Industries, Inc.	983	55,323

		137,498
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	3,310	230,939
PG&E Corp.	2,775	163,170

		394,109
Multiline Retail — 0.8%
Burlington Stores, Inc. (a)	264	23,211
Kohl’s Corp.	877	47,209
Nordstrom, Inc.	419	23,430
Target Corp.	1,150	88,826

		182,676
Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	429	29,665
Antero Resources Corp. (a)	689	16,874
Apache Corp.	311	20,510
Bill Barrett Corp. (a)	711	5,560
Chevron Corp.	1,870	208,617
Concho Resources, Inc. (a)	667	95,394
ConocoPhillips	2,572	124,793
Devon Energy Corp.	1,190	57,513
EP Energy Corp., Class A (a)	2,874	15,261
Exxon Mobil Corp.	2,354	205,504
Gulfport Energy Corp. (a)	894	22,967
Kinder Morgan, Inc.	852	18,914
Laredo Petroleum, Inc. (a)	241	3,854
Marathon Petroleum Corp.	842	39,591

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co. (a)	607	$27,449
Oasis Petroleum, Inc. (a)	294	4,401
Occidental Petroleum Corp.	580	41,389
Phillips 66	2,739	227,556
SM Energy Co.	625	24,913
Spectra Energy Corp.	305	12,490
Valero Energy Corp.	1,340	82,490

		1,285,705
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	841	19,175
Domtar Corp.	150	5,890
Louisiana-Pacific Corp. (a)	196	3,791

		28,856
Personal Products — 0.0%
Avon Products, Inc.	1,243	6,675
Herbalife Ltd. (a)	67	3,285

		9,960
Pharmaceuticals — 4.5%
Allergan PLC (a)	158	30,699
Amphastar Pharmaceuticals, Inc. (a)	955	19,358
Bristol-Myers Squibb Co.	1,212	68,405
Catalent, Inc. (a)	204	4,882
Corcept Therapeutics, Inc. (a)	1,165	9,774
Eli Lilly & Co.	1,666	111,822
Johnson & Johnson	2,676	297,839
Mallinckrodt PLC (a)	530	27,931
Merck & Co., Inc.	292	17,867
Nektar Therapeutics (a)	2,189	26,892
Pfizer, Inc.	7,555	242,818
Prestige Brands Holdings, Inc. (a)	2,603	123,825
Zoetis, Inc.	1,998	100,659

		1,082,771
Professional Services — 0.3%
ManpowerGroup, Inc.	914	78,065
Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	667	68,214
Apartment Investment & Management Co., Class A	1,521	64,034
Arbor Realty Trust, Inc.	1,686	12,561
Ares Commercial Real Estate Corp.	927	12,542
Ashford Hospitality Trust, Inc.	483	3,395
Brandywine Realty Trust	1,113	17,085
Crown Castle International Corp.	1,462	122,018
DCT Industrial Trust, Inc.	1,503	69,063
DDR Corp.	1,826	27,792
Equinix, Inc.	322	109,081
Extra Space Storage, Inc.	119	8,349
FelCor Lodging Trust, Inc.	1,492	10,832
Hudson Pacific Properties, Inc.	223	7,776
Invesco Mortgage Capital, Inc.	156	2,324
National Storage Affiliates Trust	1,163	23,934
Post Properties, Inc.	303	19,701
Prologis, Inc.	3,772	191,995
Realty Income Corp.	388	21,511
Regency Centers Corp.	108	7,219
Summit Hotel Properties, Inc.	636	9,044
UDR, Inc.	971	33,053

See Notes to Financial Statements.

18	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.	2,620	$164,484

		1,006,007
Real Estate Management & Development — 0.2%
Realogy Holdings Corp.	1,819	43,929
Road & Rail — 0.8%
ArcBest Corp.	1,141	34,743
Old Dominion Freight Line, Inc. (a)	779	68,007
Ryder System, Inc.	1,044	81,745

		184,495
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	933	69,266
Applied Materials, Inc.	3,543	114,085
Entegris, Inc. (a)	4,145	74,403
Intel Corp.	4,758	165,102
Micron Technology, Inc. (a)	237	4,629
NVIDIA Corp.	727	67,029
QUALCOMM, Inc.	373	25,412
Texas Instruments, Inc.	3,912	289,214
Xilinx, Inc.	2,761	149,039

		958,179
Software — 4.4%
Cadence Design Systems, Inc. (a)	2,454	64,491
Dell Technologies, Inc., Class V (a)	1	54
Guidewire Software, Inc. (a)	494	27,521
Imperva, Inc. (a)	188	7,172
Microsoft Corp.	11,475	691,483
Qualys, Inc. (a)	231	7,669
Red Hat, Inc. (a)	874	69,142
salesforce.com, Inc. (a)	1,020	73,440
Silver Spring Networks, Inc. (a)	744	10,379
Take-Two Interactive Software, Inc. (a)	1,646	81,033
VMware, Inc., Class A (a)	316	25,640

		1,058,024
Specialty Retail — 2.6%
Aaron’s, Inc.	63	1,835
Best Buy Co., Inc.	741	33,864
Dick’s Sporting Goods, Inc.	300	17,721
Home Depot, Inc.	1,721	222,697
L Brands, Inc.	284	19,942
Lithia Motors, Inc., Class A	194	17,829
Lowe’s Cos., Inc.	2,570	181,314
TJX Cos., Inc.	1,050	82,257
Ulta Salon Cosmetics & Fragrance, Inc. (a)	122	31,659
West Marine, Inc. (a)	1,133	10,899

		620,017
Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	7,278	$804,365
Hewlett Packard Enterprise Co.	163	3,879

		808,244

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	349	$12,700
Oxford Industries, Inc.	54	3,924
Under Armour, Inc., Class A (a)	255	7,854
Under Armour, Inc., Class C (a)	95	2,449

		26,927
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd. (a)	690	21,059
First Defiance Financial Corp.	135	6,249
HomeStreet, Inc. (a)	271	7,872
TFS Financial Corp.	527	9,818
Walker & Dunlop, Inc. (a)	133	3,909

		48,907
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc. (a)	241	11,180
GMS, Inc. (a)	695	17,452
MRC Global, Inc. (a)	234	4,710

		33,342
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	120	9,833
Wireless Telecommunication Services — 0.6%
SBA Communications Corp., Class A (a)	1,151	113,903
Telephone & Data Systems, Inc.	1,649	44,408

		158,311
Total Common Stocks — 99.4%		24,076,718

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp.	64	71
Total Long-Term Investments (Cost — $22,060,606) — 99.4%		24,076,489

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (c)(d)	160,235	160,235
SL Liquidity Series, LLC, Money Market Series, 0.65% (c)(d)(e)	20,457	20,461
Total Short-Term Securities (Cost — $180,694) — 0.7%		180,696
Total Investments (Cost — $22,241,300) — 100.1%		24,257,185
Liabilities in Excess of Other Assets — (0.1)%		(17,701)

Net Assets — 100.0%		$24,239,484

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

(c)	During the six months ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Shares Purchased		Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income		Realized Loss
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	160,235	[1]	—	160,235	$160,235	$114		—
BlackRock Liquidity Funds, TempFund, Institutional Class	168,630	—		(168,630)[2]	—	—	136		—
SL Liquidity Series, LLC, Money Market Series	—	20,457	[1]	—	20,457	20,461	819	[3]	—
PNC Financial Services Group, Inc.	25	—		(25)[2]	—	—	—		$(144)
Total						$180,696	$1,069		$(144)

[1] Represents net shares purchased.
[2] Represents net shares sold.

[3]    Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	Russell 2000 E-Mini Index	December 2016	$132,230	$13,747

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$13,747	—	—	—	$13,747

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended November 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$8,595	—	—	—	$8,595
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$7,810	—	—	—	$7,810

See Notes to Financial Statements.

20	BLACKROCK FUNDS	NOVEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Impact U.S. Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$128,055

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Common Stocks	$24,076,418	—	—	$24,076,418
Rights	—	—	$71	71
Short-Term Securities	160,235	—	—	160,235

Subtotal	$24,236,653	—	$71	$24,236,724

Investments Valued at NAV[2]				20,461

Total Investments				$24,257,185

Derivative Financial Instruments[3]
Assets:
Equity contracts	$13,747	—	—	$13,747
[1] See above Schedule of Investments for values in each sector.

[2]    As of November 30, 2016, certain of the Fund’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

[3] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$6,000	—	—	$6,000
Liabilities:
Collateral on securities loaned at value	—	$(20,461)	—	(20,461)

Total	$6,000	$(20,461)	—	$(14,461)

During the six months ended November 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	21

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)	BlackRock Impact Bond Fund	BlackRock Impact U.S. Equity Fund

Assets
Investments at value — unaffiliated[1,2]	$24,376,945	$24,076,489
Investments at value — affiliated[3]	2,127,852	180,696
Cash pledged for futures contracts	41,000	6,000
Receivables:
Investments sold — unaffiliated	—	391,735
Securities lending income — affiliated	—	81
Capital shares sold	—	10,087
Dividends — affiliated	386	38
Dividends — unaffiliated	—	46,551
Interest — unaffiliated	151,250	—
From the Manager	38,536	15,369
Deferred offering costs	116,980	13,344
Prepaid expenses	1,096	33,667

Total assets	26,854,045	24,774,057

Liabilities
Cash collateral on securities loaned at value	—	20,461
Payables:
Investments purchased — unaffiliated	7,402,601	442,184
Administration fees	318	376
Income dividends	29,738	—
Offering costs	65,245	—
Officer’s and Trustees’ fees	1,526	1,140
Other accrued expenses	33,249	69,511
Service and distribution fees	49	221
Variation margin on futures contracts	13,378	680

Total liabilities	7,546,104	534,573

Net Assets	$19,307,941	$24,239,484

Net Assets Consist of
Paid-in capital	$20,010,017	$21,677,465
Undistributed net investment income	2,703	155,144
Accumulated net realized gain (loss)	(205,434)	377,243
Net unrealized appreciation (depreciation)	(499,345)	2,029,632

Net Assets	$19,307,941	$24,239,484

[1] Investments at cost — unaffiliated	$24,871,196	$22,060,606
[2] Securities loaned at value	—	$20,309
[3] Investments at cost — affiliated	$2,127,852	$180,694

See Notes to Financial Statements.

22	BLACKROCK FUNDS	NOVEMBER 30, 2016

Statements of Assets and Liabilities (concluded)

November 30, 2016 (Unaudited)	BlackRock Impact Bond Fund	BlackRock Impact U.S. Equity Fund

Net Assets Value
Institutional:
Net assets	$19,163,204	$23,265,418

Shares outstanding	1,986,011	2,076,850

Net asset value	$9.65	$11.20

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A:
Net assets	$48,246	$596,321

Shares outstanding	5,000	53,335

Net asset value	$9.65	$11.18

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C:
Net assets	$48,246	$155,869

Shares outstanding	5,000	13,997

Net asset value	$9.65	$11.14

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K:
Net assets	$48,245	$221,876

Shares outstanding	5,000	19,802

Net asset value	$9.65	$11.20

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	23

Statements of Operations

Six Months Ended November 30, 2016 (Unaudited)	BlackRock Impact Bond Fund[1]	BlackRock Impact U.S. Equity Fund

Investment Income
Dividends — unaffiliated	—	$214,186
Dividends — affiliated	$2,187	250
Interest — unaffiliated	111,797	—
Securities lending — affiliated — net	—	819
Foreign taxes withheld	—	(3)

Total investment income	113,984	215,252

Expenses
Organization and offering	56,038	87,065
Professional	21,285	26,427
Investment advisory	16,096	45,372
Miscellaneous	5,742	6,982
Officer and Trustees	3,564	5,826
Printing	3,465	4,623
Custodian	2,376	17,814
Administration	2,280	4,821
Accounting services	2,178	6,222
Transfer agent — class specific	1,101	834
Administration — class specific	1,074	2,269
Service and distribution — class specific	168	911
Registration	29	14,500

Total expenses	115,396	223,666
Less:
Fees waived and/or reimbursed by the Manager	(89,332)	(146,717)
Administration fees waived	(2,280)	(4,821)
Transfer agent fees reimbursed — class specific	(10)	(256)
Administration fees waived — class specific	(7)	(66)

Total expenses after fees waived and/or reimbursed	23,767	71,806

Net investment income	90,217	143,446

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(25,381)	527,733
Investments — affiliated	—	(144)
Futures contracts	(180,053)	8,595

	(205,434)	536,184

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(494,251)	958,283
Investments — affiliated	—	(1)
Futures contracts	(5,094)	7,810

	(499,345)	966,092

Net realized and unrealized gain (loss)	(704,779)	1,502,276

Net Increase (Decrease) in Net Assets Resulting from Operations	$(614,562)	$1,645,722

[1] Commenced operations on August 23, 2016.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	NOVEMBER 30, 2016

Statements of Changes in Net Assets

	BlackRock Impact Bond Fund	BlackRock Impact U.S. Equity Fund
Increase (Decrease) in Net Assets:	Period August 23, 2016[1] to November 30, 2016 (Unaudited)	Six Months Ended November 30, 2016 (Unaudited)	Period October 5, 2015[1] to May 31, 2016

Operations
Net investment income	$90,217	$143,446	$216,430
Net realized gain (loss)	(205,434)	536,184	(140,295)
Net change in unrealized appreciation (depreciation)	(499,345)	966,092	1,063,540

Net increase (decrease) in net assets resulting from operations	(614,562)	1,645,722	1,139,675

Distributions to Shareholders[2]
From net investment income:
Institutional	(87,020)	(135,949)	(109,504)
Investor A	(186)	(1,899)	(421)
Investor C	(84)	(117)	(76)
Class K	(224)	(1,348)	—
From net realized gain:
Institutional	—	—	(20,295)
Investor A	—	—	(84)
Investor C	—	—	(26)

Decrease in net assets resulting from distributions to shareholders	(87,514)	(139,313)	(130,406)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	20,010,017	1,112,066	20,611,740

Net Assets
Total increase in net assets	19,307,941	2,618,475	21,621,009
Beginning of period	—	21,621,009	—

End of period	$19,307,941	$24,239,484	$21,621,009

Undistributed net investment income, end of period	$2,703	$155,144	$151,011

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	25

Financial Highlights	BlackRock Impact Bond Fund

Institutional
Period August 23, 2016[1] to November 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.05
Net realized and unrealized (loss)	(0.36)

Net decrease from investment operations	(0.31)

Distributions from net investment income[3]	(0.04)

Net asset value, end of period	$9.65

Total Return[4,5]
Based on net asset value	(3.07)%

Ratios to Average Net Assets
Total expenses[6,7]	1.13% [8]

Total expenses after fees waived and/or reimbursed[6,7]	0.44%

Net investment income[6,7]	1.68%

Supplemental Data
Net assets, end of period (000)	$19,163

Portfolio turnover rate[9]	173%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.02% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

[9]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

Period August 23, 2016[1] to November 30, 2016 (Unaudited)

Portfolio turnover rate (excluding MDRs)	126%

See Notes to Financial Statements.

26	BLACKROCK FUNDS	NOVEMBER 30, 2016

Financial Highlights (continued)	BlackRock Impact Bond Fund

	Investor A	Investor C
	Period August 23, 2016[1] to November 30, 2016 (Unaudited)	Period August 23, 2016[1] to November 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.04	0.02
Net realized and unrealized (loss)	(0.35)	(0.35)

Net decrease from investment operations	(0.31)	(0.33)

Distributions from net investment income[3]	(0.04)	(0.02)

Net asset value, end of period	$9.65	$9.65

Total Return[4,5]
Based on net asset value	(3.13)%	(3.34)%

Ratios to Average Net Assets
Total expenses[6,7]	1.39% [8]	2.17% [8]

Total expenses after fees waived and/or reimbursed[6,7]	0.70%	1.45%

Net investment income[6,7]	1.43%	0.67%

Supplemental Data
Net assets, end of period (000)	$48	$48

Portfolio turnover rate[9]	173%	173%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.02% of expenses incurred indirectly as a result of investments in underlying funds.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.42% and 3.19%, respectively.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Period August 23, 2016[1] to November 30, 2016 (Unaudited)

Portfolio turnover rate (excluding MDRs)	126%

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	27

Financial Highlights (concluded)	BlackRock Impact Bond Fund

Class K
Period August 23, 2016[1] to November 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.05
Net realized and unrealized (loss)	(0.36)

Net decrease from investment operations	(0.31)

Distributions from net investment income[3]	(0.04)

Net asset value, end of period	$9.65

Total Return[4,5]
Based on net asset value	(3.06)%

Ratios to Average Net Assets
Total expenses[6,7]	1.17% [8]

Total expenses after fees waived and/or reimbursed[6,7]	0.40%

Net investment income[6,7]	1.72%

Supplemental Data
Net assets, end of period (000)	$48

Portfolio turnover rate[9]	173%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.02% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.19%.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Period August 23, 2016[1] to November 30, 2016 (Unaudited)

Portfolio turnover rate (excluding MDRs)	126%

See Notes to Financial Statements.

28	BLACKROCK FUNDS	NOVEMBER 30, 2016

Financial Highlights	BlackRock U.S. Impact Equity Fund

	Institutional
	Six Months Ended November 30, 2016 (Unaudited)	Period October 5, 2015[1] to May 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.49	$10.00

Net investment income[2]	0.07	0.11
Net realized and unrealized gain	0.71	0.45

Net increase from investment operations	0.78	0.56

Distributions:[3]
From net investment income	(0.07)	(0.06)
From net realized gain	—	(0.01)

Total distributions	(0.07)	(0.07)

Net asset value, end of period	$11.20	$10.49

Total Return[4,5]
Based on net asset value	7.44%	5.59%

Ratios to Average Net Assets
Total expenses[6]	1.58% [7]	1.91%	[8,9]

Total expenses after fees waived and/or reimbursed[6]	0.62%	0.64%	[8]

Net investment income[6]	1.27%	1.64%	[8]

Supplemental Data
Net assets, end of period (000)	$23,265	$21,080

Portfolio turnover rate	44%	56%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.96%.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.42%.

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	29

Financial Highlights (continued)	BlackRock U.S. Impact Equity Fund

	Investor A			Investor C
	Six Months Ended November 30, 2016 (Unaudited)	Period October 5, 2015[1] to May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Period October 5, 2015[1] to May 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.48	$10.00		$10.45	$10.00

Net investment income[2]	0.06	0.09		0.02	0.04
Net realized and unrealized gain	0.70	0.45		0.71	0.45

Net increase from investment operations	0.76	0.54		0.73	0.49

Distributions:[3]
From net investment income	(0.06)	(0.05)		(0.04)	(0.03)
From net realized gain	—	(0.01)		—	(0.01)

Total distributions	(0.06)	(0.06)		(0.04)	(0.04)

Net asset value, end of period	$11.18	$10.48		$11.14	$10.45

Total Return[4,5]
Based on net asset value	7.28%	5.44%		6.96%	4.92%

Ratios to Average Net Assets
Total expenses[6]	1.93% [7]	2.21%	[8,9]	2.60% [7]	3.27%	[8,9]

Total expenses after fees waived and/or reimbursed[6]	0.90%	0.89%	[8]	1.63%	1.64%	[8]

Net investment income[6]	1.06%	1.40%	[8]	0.39%	0.64%	[8]

Supplemental Data
Net assets, end of period (000)	$596	$307		$156	$26

Portfolio turnover rate	44%	56%		44%	56%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.28% and 2.89%, respectively.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.70% and 3.78%, respectively.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	NOVEMBER 30, 2016

Financial Highlights (concluded)	BlackRock U.S. Impact Equity Fund

	Class K
	Six Months Ended November 30, 2016 (Unaudited)	Period March 28, 2016[1] to May 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.49	$10.10

Net investment income[2]	0.07	0.03
Net realized and unrealized gain	0.71	0.36

Net increase from investment operations	0.78	0.39

Distributions:[3]
From net investment income	(0.07)	—
From net realized gain	—	—

Total distributions	(0.07)	—

Net asset value, end of period	$11.20	$10.49

Total Return[4,5]
Based on net asset value	7.44%	3.86%

Ratios to Average Net Assets
Total expenses[6]	1.63% [7]	1.27%	[8,9]

Total expenses after fees waived and/or reimbursed[6]	0.60%	0.60%	[8]

Net investment income[6]	1.29%	1.81%	[8]

Supplemental Data
Net assets, end of period (000)	$222	$208

Portfolio turnover rate	44%	56%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.01%.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.53%.

See Notes to Financial Statements.

BLACKROCK FUNDS	NOVEMBER 30, 2016	31

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Impact Bond Fund	Impact Bond Fund	Diversified
BlackRock Impact U.S. Equity Fund	Impact U.S. Equity Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None
Class K Shares	No	No		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by Impact U.S. Equity Fund are recorded on the ex-dividend date. For Impact Bond Fund, distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed Impact Bond Fund $12,500, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

32	BLACKROCK FUNDS	NOVEMBER 30, 2016

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

BLACKROCK FUNDS	NOVEMBER 30, 2016	33

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i)     recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)    recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)     future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)    quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)     audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)    changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)    known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for

34	BLACKROCK FUNDS	NOVEMBER 30, 2016

Notes to Financial Statements (continued)

instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2016, certain of the Funds’ investments were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a Fund mitigate their counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from

BLACKROCK FUNDS	NOVEMBER 30, 2016	35

Notes to Financial Statements (continued)

the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Typically, a Fund is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a Fund is not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks/corporate bonds in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of securities lending agreements by counterparty which are subject to offset under an MSLA:

Impact U.S. Equity Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$20,309	$(20,309)	—

[1]

Cash collateral with a value of $20,461 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

36	BLACKROCK FUNDS	NOVEMBER 30, 2016

Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	Investment Advisory Fees
Average Daily Net Assets	Impact Bond Fund	Impact U.S. Equity Fund
First $1 Billion	0.30%	0.40%
$1 Billion — $3 Billion	0.28%	0.38%
$3 Billion — $5 Billion	0.27%	0.36%
$5 Billion — $10 Billion	0.26%	0.35%
Greater than $10 Billion	0.26%	0.34%

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

BLACKROCK FUNDS	NOVEMBER 30, 2016	37

Notes to Financial Statements (continued)

For the six months ended November 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	—	$34	$134	—	$168
Impact U.S. Equity Fund	—	$576	$335	—	$911

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2016, the Funds paid the following to the Manager in return for these services, which are included in administration — class specific in the Statements of Operations:

Administration Fees	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	$1,065	$3	$3	$3	$1,074
Impact U.S. Equity Fund	$2,195	$45	$7	$22	$2,269

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended November 30, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	$8	—	—	—	$8
Impact U.S. Equity Fund	$11	$7	—	$2	$20

For the six months ended November 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	$1,079	$6	$8	$8	$1,101
Impact U.S. Equity Fund	$473	$277	$30	$54	$834

Other Fees: For the six months ended November 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Impact Bond Fund	—
Impact U.S. Equity Fund	$130

For the six months ended November 30, 2016, affiliates did not receive CDSCs for Investor C Shares.

38	BLACKROCK FUNDS	NOVEMBER 30, 2016

Notes to Financial Statements (continued)

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Institutional	0.45%	0.65%
Investor A	0.70%	0.90%
Investor C	1.45%	1.65%
Class K	0.40%	0.60%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to September 30, 2017, unless approved by the Board, including a majority of the trustees, who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds. These amounts waived and/or reimbursed are shown as administration fees waived, administration fees waived — class specific, transfer agent fees reimbursed — class specific and fees waived and/or reimbursed by the Manager, respectively, in the Statements of Operations. For the six months ended November 30, 2016, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Total
Impact Bond Fund	$76,283
Impact U.S. Equity Fund	$146,661

With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended November 30, 2016, the amounts waived were as follows:

Total
Impact Bond Fund	$549
Impact U.S. Equity Fund	$56

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice. With respect to Impact U.S. Equity Fund, on September 28, 2016, this waiver became contractual through September 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Funds.

Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	—	$1	$3	$3	$7
Impact U.S. Equity Fund	—	$43	$1	$22	$66

Transfer Agent Fees Reimbursed

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	—	—	$2	$8	$10
Impact U.S. Equity Fund	—	$178	$25	$53	$256

BLACKROCK FUNDS	NOVEMBER 30, 2016	39

Notes to Financial Statements (continued)

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and
•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On November 30, 2016, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring May 31, 2018	Expiring May 31, 2019
	Impact U.S. Equity Fund	Impact Bond Fund	Impact U.S. Equity Fund
Fund Level	$217,121	$75,861	$151,481
Institutional	$2,859	—	—
Investor A	$82	$2	$221
Investor C	$64	$5	$26
Class K	$23	$11	$75

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by Impact U.S. Equity Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended November 30, 2016, the Fund paid BIM $205 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

40	BLACKROCK FUNDS	NOVEMBER 30, 2016

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended November 30, 2016, purchases and sales of investments, excluding short-term securities were as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Purchases	$89,688,354	$11,087,144
Sales	$43,083,019	$9,924,625

For the six months ended November 30, 2016, purchases and sales related to mortgage dollar rolls for Impact Bond Fund were $11,701,840 and $11,715,487, respectively.

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Impact U.S. Equity Fund’s U.S. federal tax return generally remains open for the period ended May 31, 2016.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Tax cost	$26,999,048	$22,280,554

Gross unrealized appreciation	$5,870	$2,477,017
Gross unrealized depreciation	(500,121)	(500,386)

Net unrealized appreciation (depreciation)	$(494,251)	$1,976,631

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

BLACKROCK FUNDS	NOVEMBER 30, 2016	41

Notes to Financial Statements (continued)

Impact Bond Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Impact Bond Fund invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

42	BLACKROCK FUNDS	NOVEMBER 30, 2016

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

			Period August 23, 2016[1] to November 30, 2016
Impact Bond Fund			Shares	Amount
Institutional
Shares sold			1,986,009	$19,860,000
Shares issued in reinvestment of distributions			2	17

Net increase			1,986,011	$19,860,017

Investor A
Shares sold			5,000	$50,000

Net increase			5,000	$50,000

Investor C
Shares sold			5,000	$50,000

Net increase			5,000	$50,000

Class K
Shares sold			5,000	$50,000

Net increase			5,000	$50,000

Total Net Increase			2,001,011	$20,010,017

	Six Months Ended November 30, 2016		Period October 5, 2015[1] to May 31, 2016
Impact U.S. Equity Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	70,559	$758,357	2,009,171	$20,096,042
Shares issued in reinvestment of distributions	108	1,164	1	12
Shares redeemed	(2,989)	(33,546)	—	—

Net increase	67,678	$725,975	2,009,172	$20,096,054

Investor A
Shares sold	24,655	$267,365	29,225	$290,334
Shares issued in reinvestment of distributions	155	1,664	35	352
Shares redeemed	(735)	(7,808)	—	—

Net increase	24,075	$261,221	29,260	$290,686

Investor C
Shares sold	11,496	$124,859	2,500	$25,000
Shares issued in reinvestment of distributions	1	11	—	—

Net increase	11,497	$124,870	2,500	$25,000

Class K2
Shares sold	—	—	19,802	$200,000

Net increase	—	—	19,802	$200,000

Total Net Increase	103,250	$1,112,066	2,060,734	$20,611,740

[1]	Commencement of operations.

[2]	Commenced operations on March 28, 2016.

BLACKROCK FUNDS	NOVEMBER 30, 2016	43

Notes to Financial Statements (concluded)

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Institutional	1,985,000	1,995,000
Investor A	5,000	2,500
Investor C	5,000	2,500
Class K	5,000	19,802

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	BLACKROCK FUNDS	NOVEMBER 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on May 18-20, 2016 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, on behalf of BlackRock Impact Bond Fund (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Board also considered the approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Sub-Advisory Agreement was substantially the same as the sub-advisory agreements previously approved with respect to certain other portfolios of the Trust. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Fund commenced operations in August 2016.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Fund; (f) possible alternatives to the proposed Agreements; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)1. The Board also received (a) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

1	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	NOVEMBER 30, 2016	45

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: With respect to the Meeting, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

46	BLACKROCK FUNDS	NOVEMBER 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and the estimated total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels.

Following consideration of this information, as pertinent, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including a majority of the Independent Board Members, approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a two-year term beginning on the effective date of the Agreements. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS	NOVEMBER 30, 2016	47

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Sub-Advisor[1] BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110 Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

[1]	For Impact Bond Fund.

48	BLACKROCK FUNDS	NOVEMBER 30, 2016

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

BLACKROCK FUNDS	NOVEMBER 30, 2016	49

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	BLACKROCK FUNDS	NOVEMBER 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IMP-11/16-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 3, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 3, 2017

3